Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OneAscent Large Cap Core ETF
Prospectus [Line Items]
Annual Return [Percent]	19.91%	22.09%	(18.06%)
OneAscent Core Plus Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	2.42%	5.83%
OneAscent International Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	8.09%	16.90%
OneAscent Emerging Markets ETF
Prospectus [Line Items]
Annual Return [Percent]	0.97%	17.69%